Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	101,302,404
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2018